UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ---------

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934
                            ------------------------

For the monthly distribution period from September 1, 2007 to September 30, 2007

              Commission File Number of issuing entity: 333-141533
                            GRANITE MASTER ISSUER PLC
             (Exact name of registrant as specified in its charter)
                                England and Wales
                 (State or other jurisdiction of incorporation)
                                 Not applicable
                        (IRS Employer Identification No.)
                                   Fifth Floor
                                 100 Wood Street
                            London EC2V 7EX, England
         (Address of principal executive offices of the issuing entity)
                               +44 (0)20 7606 0643
                     (Telephone number, including area code)

              Commission File Number of registrant 2: 333-141533-01
                        GRANITE FINANCE FUNDING 2 LIMITED
             (Exact name of registrant as specified in its charter)
                                England and Wales
                 (State or other jurisdiction of incorporation)
                                 Not applicable
                        (IRS Employer Identification No.)
                                   Fifth Floor
                                 100 Wood Street
                            London EC2V 7EX, England
                    (Address of principal executive offices)
                               +44 (0)20 7606 0643
                     (Telephone number, including area code)

              Commission File Number of registrant 3: 333-141533-02
                        GRANITE FINANCE TRUSTEES LIMITED
             (Exact name of registrant as specified in its charter)
                             Jersey, Channel Islands
                 (State or other jurisdiction of incorporation)
                                 Not applicable
                        (IRS Employer Identification No.)
                               22 Grenville Street
                   St. Helier, Jersey JE4 8PX, Channel Islands
                    (Address of principal executive offices)
                               +44 (0)1534 609 333
                     (Telephone number, including area code)


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

                  Registered/reporting pursuant to (check one)

                                                                         Name of
                                                                       exchange (If
Title of Class           Section 12(b)  Section 12(g)  Section 15(d)  Section 12(b))
Series 2006-2, Class A1       |_|            |_|            |X|        ___________
Series 2006-2, Class A4       |_|            |_|            |X|        ___________
Series 2006-2, Class B1       |_|            |_|            |X|        ___________
Series 2006-2, Class B2       |_|            |_|            |X|        ___________
Series 2006-2, Class M1       |_|            |_|            |X|        ___________
Series 2006-2, Class M2       |_|            |_|            |X|        ___________
Series 2006-2, Class C1       |_|            |_|            |X|        ___________
Series 2006-3, Class A1       |_|            |_|            |X|        ___________
Series 2006-3, Class A3       |_|            |_|            |X|        ___________
Series 2006-3, Class A4       |_|            |_|            |X|        ___________
Series 2006-3, Class A7       |_|            |_|            |X|        ___________
Series 2006-3, Class B1       |_|            |_|            |X|        ___________
Series 2006-3, Class B2       |_|            |_|            |X|        ___________
Series 2006-3, Class M1       |_|            |_|            |X|        ___________
Series 2006-3, Class M2       |_|            |_|            |X|        ___________
Series 2006-3, Class C2       |_|            |_|            |X|        ___________
Series 2006-4, Class A1       |_|            |_|            |X|        ___________
Series 2006-4, Class A4       |_|            |_|            |X|        ___________
Series 2006-4, Class A7       |_|            |_|            |X|        ___________
Series 2006-4, Class B1       |_|            |_|            |X|        ___________
Series 2006-4, Class M1       |_|            |_|            |X|        ___________
Series 2006-4, Class M2       |_|            |_|            |X|        ___________
Series 2006-4, Class C1       |_|            |_|            |X|        ___________
Series 2006-4, Class C2       |_|            |_|            |X|        ___________
Series 2007-1, Class 1A1      |_|            |_|            |X|        ___________
Series 2007-1, Class 2A1      |_|            |_|            |X|        ___________
Series 2007-1, Class 3A1      |_|            |_|            |X|        ___________
Series 2007-1, Class 4A1      |_|            |_|            |X|        ___________
Series 2007-1, Class 1B1      |_|            |_|            |X|        ___________
Series 2007-1, Class 2B1      |_|            |_|            |X|        ___________
Series 2007-1, Class 1M1      |_|            |_|            |X|        ___________
Series 2007-1, Class 2M1      |_|            |_|            |X|        ___________
Series 2007-1, Class 1C1      |_|            |_|            |X|        ___________
Series 2007-1, Class 2C1      |_|            |_|            |X|        ___________
Series 2007-2, Class 1A1      |_|            |_|            |X|        ___________
Series 2007-2, Class 2A1      |_|            |_|            |X|        ___________
Series 2007-2, Class 3A1      |_|            |_|            |X|        ___________
Series 2007-2, Class 4A1      |_|            |_|            |X|        ___________
Series 2007-2, Class 1B1      |_|            |_|            |X|        ___________
Series 2007-2, Class 2B1      |_|            |_|            |X|        ___________
Series 2007-2, Class 3B1      |_|            |_|            |X|        ___________
Series 2007-2, Class 1M1      |_|            |_|            |X|        ___________
Series 2007-2, Class 2M1      |_|            |_|            |X|        ___________
Series 2007-2, Class 2C1      |_|            |_|            |X|        ___________

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days

Yes           |X|      No
          ------          ------


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


PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2007 and September 20, 2007 distributions were made by Citibank, N.A., as principal paying agent on behalf of the issuing entity, to the holders of certain of the classes of notes listed above.

The description of the distribution and pool performance for the distribution period from September 1, 2007 to September 30, 2007 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the series 2006-2 notes, dated May 18, 2006 and the related Prospectus, dated April 24, 2006; the Prospectus Supplement relating to the series 2006-3 notes, dated September 15, 2006 and the related Prospectus, dated September 12, 2006; the Prospectus Supplement relating to the series 2006-4 notes, dated November 24, 2006 and the related Prospectus, dated September 12, 2006; the Prospectus Supplement relating to the series 2007-1 notes, dated January 22, 2007 and the related Prospectus, dated January 19, 2007; and the Prospectus Supplement relating to the series 2007-2 notes, dated May 18, 2007 and the related Prospectus, dated May 17, 2007 (collectively, the "Prospectuses"), of the issuing entity filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the "Securities Act").

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

None.

Item 7. Significant Enhancement Provider Information.

In respect of each of the series 2006-2, Class A1, Class A4, Class B1, Class B2, Class M1, Class M2 and Class C1 notes, the issuing entity has entered into a currency swap transaction with Deutsche Bank Aktiengesellschaft. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2006-3, Class A1, Class A3, Class A4, Class A7, Class B1, Class B2, Class M1, Class M2 and Class C2 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the


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


significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2006-4, Class A1, Class A4, Class A6, Class B1, Class M1, Class M2, Class C1 and Class C2 notes, the issuing entity has entered into a currency swap transaction with UBS AG. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2007-1, Class 1A1, Class 2A1, Class 3A1, Class 4A1, Class 1B1, Class 2B1, Class 1M1, Class 2M1, Class 1C1 and Class 2C1 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of the series 2007-2 Class 4A1 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the significance percentage for the currency swap transactions in respect of the related class of notes is 20% or more.

In respect of each of the series 2007-2, Class 1A1, Class 2A1, Class 3A1, Class 1B1, Class 2B1, Class 3B1, Class 1M1, Class 2M1 and Class 2C1 notes, the issuing entity has entered into a currency swap transaction with Deutsche Bank AG, London branch. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

Item 8.       Other Information.

None.

Item 9.       Exhibits.

Exhibit No.   Description

99.1          Monthly Statement furnished to noteholders


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


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the servicer has duly caused this report to be signed on behalf of the issuing entity by the undersigned, thereunto duly authorized.

Date:  October 29, 2007                           NORTHERN ROCK PLC, as servicer


                                                  By:  /s/ DA JONES
                                                  Name:  DA JONES
                                                  Title: GROUP FINANCE DIRECTOR


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


                                  EXHIBIT INDEX

                   The following exhibits are filed herewith:


Exhibit No.   Description

99.1          Monthly Statement to Noteholders



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